UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Semi-Annual Report

April 30, 2007

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

For the six months ended April 30, 2007, your Fund gained 8.48% compared to 6.36% for the Russell 2000 Value Index and 8.60% for the S&P 500 Index.  Since investment operations began on January 16, 2004, your Fund has gained 36.14% compared to 55.08% for the Russell 2000 Value Index, and 37.96% for the S&P 500 Index.  It is notable that the S&P 500 outperformed the Russell 2000 Value Index, reversing the trend of small companies outperforming large over the past several years.

The Fund began the six month period with 80% of assets invested in common stocks and ended it with 88% in common stocks (77% domestic, 11% foreign).   (The prior fiscal year began with 57% invested in stocks, and the year before that began with only 18% in common stocks.)  Although the proportion in cash has declined, holding cash while the market was rising hurt the Fund’s performance relative to indexes.  Our cash was held in relatively safe investments (i.e. short-term treasuries and money market accounts) that reduced our level of risk and allowed us to be ready for opportunities.  If good investment opportunities are available in the months ahead, we will further reduce our cash holdings.

Our new purchases during the six month period include Irwin Financial (IFC), USG Corporation (USG), Portfolio Recovery Associates (PRAA), Cimarex Energy (XEC), Montpelier Re Holdings (MRH) and Barr Pharmaceuticals (BARR).  We also slightly increased our investment in Canadian Natural Resources (CNQ).

We sold our investment in homebuilder Levitt Corp (LEV) as the result of a buyout offer.  Unfortunately, the acquiring firm was only offering shares of their own stock, which had little appeal.  We sold our shares at a 15% gain only four months after purchase.  Our goal is normally to hold for the long term and avoid short term capital gains, but in this case the short term sale was the better choice.

We sold our investments in Stanley Furniture (STLY) and Kenneth Cole Productions because it appeared that neither would live up to our original expectations.  Although each had shown good returns on capital prior to our investment, they failed to deliver over the next 2 years.  I concluded their competitive positions were weak and unlikely to strengthen in the foreseeable future.  We lost about 8% on Stanley, and less than 1% on Kenneth Cole.  I believe it is likely that some of our investments won’t work out, and when that happens, it is important to recognize it as early as possible and move on.  A minor consolation is that any losses on sales can generally help reduce the Fund’s taxable distributions to shareholders.

We also sold 40% of our initial investment in POSCO (PKX), the South Korean Steel Company.  This was done to lighten our position because the price had increased much faster than the company’s value.  After holding the company for about 2 ½ years our gain was 150%, plus significant dividends.

Our portfolio turnover remains quite low relative to most funds that invest in common stocks.  Over time, this approach will tend to result in lower trading costs for the Fund and smaller taxable distributions (and tax bills) for you.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.   Our next letter will be provided in the Annual Report you will receive after the Fund’s October 31 fiscal year end.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties, and are not guarantees of future performance.  Actual results may differ materially from those set forth in the forward-looking statements.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

January 16, 2004 (start of investment operations) to April 30, 2007

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Jan-04
Mar-04
May-04
Jul-04
Sep-04
Nov-04
Jan-05
Mar-05
May-05
Jul-05
Sep-05
Nov-05
Jan-06
Mar-06
May-06
Jul-06
Sep-06
Nov-06
Jan-07
Mar-07
Blankinship Value Fund
Russell 2000 Value Index
S&P 500 Index

Note:  Past performance does not predict future performance and the performance data above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the Russell 2000 Value Index, or the S&P 500 Index, and their returns don’t reflect the expenses that would be incurred for investments in a fund that tracks one of these indexes.

Portfolio Holdings

The graphic below shows the major categories of the Fund’s holdings as of April 30, 2007, and the percent of net asset value represented by each.

Top Ten Holdings	% of Net Assets
Berkshire Hathaway, Inc.	8.25
The Middleby Corporation	7.03
Canadian Natural Resources	4.75
Dawson Geophysical	4.39
Federal Agricultural Mortgage Corporation	3.74
Johnson & Johnson	3.65
Unilever NV	3.64
Marine Products	3.52
Autozone	3.48
Portfolio Recovery Associates	3.48

Top Ten Categories	% of Net Assets
Diversified Holding Companies	8.25
Oil & Gas	8.00
Industrial Equipment	7.03
Consumer Durables	6.61
Healthcare Products	6.25
Building Materials	5.45
Textiles & Apparel	4.51
Credit Agency	3.74
Consumer Staples	3.64
Retail	3.48

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 to 4/30/07
Actual	$1,000.00	$1,084.80	-0-
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	-0-

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total return of 8.48% for the six month period of November 1, 2006 to April 30, 2007.

BLANKINSHIP VALUE FUND

Schedule of Investments

April 30, 2007

(Unaudited)

	Shares	Cost	Value
Domestic Common Stocks – 76.49%

Banking – 2.74%
Irwin Financial Corp	1,500	$28,701	$24,045

Building Materials – 5.45%
Craftmade Intl. (CRFT)	1,200	22,740	19,044
USG Corporation (USG)*	625	31,712	28,844
		54,452	47,888

Computer Equipment – 2.87%
Dell (DELL)*	1,000	26,048	25,210

Consumer Durables – 6.61%
Harley Davidson (HOG)	300	14,696	18,996
La-Z-Boy Incorporated (LZB)	1,200	13,174	14,028
Marine Products (MPX)	2,850	30,959	25,109
		58,829	58,133

Credit Agency – 3.74%
Federal Agricultural Mortgage
(Class C – non-voting) (AGM)	1,200	20,194	32,856

Diversified Holding Companies – 8.25%
Berkshire Hathaway, Inc. Class B (BRK.B)*	20	57,548	72,558

Drugs – 3.03
Barr Pharmaceuticals Inc. (BRL)*	550	26,940	26,598

Energy Exploration Services – 4.39%
Dawson Geophysical (DWSN)*	750	21,828	38,550

Financial Services – 6.05%
H&R Block (HRB)	1,000	21,391	22,610
Portfolio Recovery Associates (PRAA)*	550	24,227	30,608
		45,618	53,218

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

April 30, 2007

(Unaudited)

	Shares	Cost	Value
Healthcare Products – 6.25%
Johnson & Johnson (JNJ)	500	29,226	32,110
Utah Medical Devices (UTMD)	700	13,278	22,799
		42,504	54,909
Healthcare Services – 3.29%
Coventry Healthcare (CVH)*	500	23,981	28,915

Industrial Equipment – 7.03%
Middleby Corp. (MIDD)*	450	21,378	61,776

Industrial Supply – 2.24%
Lawson Products (LAWS)	550	17,556	19,663

Insurance – 3.32%
Montpelier Re Holdings Ltd	1,600	28,486	29,216

Oil & Gas – 3.25%
Cimarex Energy Co. (XEC)	725	24,902	28,565

Retail – 3.48%
Autozone (AZO)*	230	19,418	30,599

Textiles & Apparel – 4.51%
Lakeland Industries (LAKE)*	1,320	19,670	18,978
Timberland (TBL)*	800	22,536	20,648
		42,206	39,626

Total Domestic Common Stocks		560,589	672,325

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

April 30, 2007

(Unaudited)

	Shares	Cost	Value
Foreign Common Stocks – 11.25%

Canada – 4.75%
Oil and Gas – 4.75%
Canadian Natural Resources ADR (CNQ)	700	36,422	41,727

Netherlands – 3.64%
Consumer Staples – 3.64%
Unilever NV ADR (UN)	350	20,101	32,025

South Korea – 2.86%
Steel – 2.86%
POSCO ADR (PKX)	240	10,116	25,138

Total Foreign Common Stocks		66,639	98,890

Total investments – 87.74%	$627,228		771,215

Other assets in excess of liabilities – 12.26%			107,811

Net assets - 100%			$879,026

* Non-income producing (does not normally pay dividends).

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

April 30, 2007

(Unaudited)

Assets:

Investments in securities at fair value (cost $627,228)	$771,215

Cash	107,537

Accounts Receivable
Dividends	110
Interest	138
From Advisor	26

Total assets	879,026

Liabilities:
-0-

Net Assets	$879,026

Composition of Net Assets:
Shares of common stock, at $.001 par value	$ 67
Paid-in capital	719,971
Net unrealized appreciation of investments 96,603	143,987
Net realized undistributed gain on investments	10,800
Undistributed net investment income	4,201
Net assets (equivalent to $12.89 per share based on
68,182 shares of capital stock issued and
outstanding, 100,000,000 authorized)	$879,026

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the year ended April 30, 2007

(Unaudited)

Investment income:
Dividends (net of foreign
withholding taxes of $221)	$4,325
Interest	3,119
Total income		$7,444

Expenses:
Investment advisory fee (Note 2)	$3,953
Administrative fee (Note 2)	1,976
Total expenses	5,929
Fees waived (Note 2)	(5,929)
Net expenses		-0-
Net Investment Income		7,444

Realized and unrealized gain (loss) from investments:
Net realized gain on investments		7,553
Net increase in unrealized appreciation of investments		57,711
Net realized and unrealized gain on investments		65,264

Net increase in net assets resulting from operations		$78,847

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Changes in Net Assets from Operations

(Unaudited)

	Six Months	Fiscal Year
	Ended	Ended
	April 30, 2007	Oct. 31, 2006

Increase in net assets from operations:
Net investment income	$7,444	$13,583
Net realized gain (loss) on investments	10,800	7,553
Net change in unrealized appreciation
on investments	47,384	57,711
Net increase (decrease) in net assets
resulting from operations	65,628	78,847

Distributions to shareholders:	(21,126)	(13,046)

Capital share transactions (Note 6)	76,402	105,712

Total increase in net assets	120,904	171,513

Net assets, beginning of period	758,122	586,609
Net assets, end of period	$879,026	$758,122

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

For a share of capital stock outstanding throughout the year

	Six Months Ended 4/30/07 (Unaudited)	Fiscal Year Ended
		10/31/06	10/31/05	10/31/04*
Per share data:
Net asset value – beginning of period	$12.20	$11.06	$10.19	$10.02

Income from investment operations:
Net investment income	0.12	0.24	0.22	0.05
Net realized and unrealized
gains on investments	0.91	1.13	0.76	0.12
Income from investment	1.03	1.37	0.98	0.17
operations

Less, distribution	(.34)	(0.23)	(0.11)	-

Net asset value, end of period	$12.89	$12.20	$11.06	$10.19

Total return	8.48%	12.57%	9.66%	1.69%

Ratios and Supplemental Data:
Net Assets, End of Period	$879,026	$758,122	$586,609	$493,879
Ratio of Expenses, after
reimbursement, to
Average Net Assets	0.00%(a)	0.30%	0.00%	0.00%(a)
Ratio of Expenses, before
reimbursement, to
Average Net Assets	1.50%(a)	1.50%	1.50%	1.50%(a)
Ratio of Net Investment Income
to Average Net Assets	1.88%(a)	1.94%	2.18%	1.75%(a)
Portfolio turnover rate	8.16%	4.97%	7.80%	0.00%

(a) Annualized

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

April 30, 2007

(Unaudited)

1.  Organization and Significant Accounting Policies:

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2007

(Unaudited)

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities  at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2007

(Unaudited)

2.  Management Agreement and Expenses -- The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the six months ended April 30, 2007, the Adviser waived a total of $5,929 in fees.  Regarding the future, the Adviser has contractually and irrevocably waived fees equal to 0.30% on an annualized basis through June 30, 2008.

3.  Investments -- For the six months ended April 30, 2007, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $169,902 and $64,725 respectively.  At April 30, 2007, the gross unrealized appreciation for all securities totaled $164,817 and the gross unrealized depreciation for all securities totaled $20,830 or a net unrealized appreciation of $143,987.  The aggregate cost of securities for federal income tax purposes at April 30, 2007 was $627,228.

4.  Federal Income Taxes -- Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,448
Undistributed long-term capital gain	$8,553
Unrealized appreciation	$143,987

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2007

(Unaudited)

5.  Distributions to Shareholders -- On December 29, 2006, a distribution of $0.34 per share, aggregating $21,126, was paid to shareholders of record on this same date ($15,086 net investment income and $6,040 long-term capital gains).

6. Capital Share Transactions -- As of April 30, 2007, 100,000,000 shares of $.001 par value capital stock were authorized and 68,182 shares were issued and outstanding.  Transactions in capital stock were as follows:

	For the		For the
	Six Months		Fiscal Year
	Ended		Ended
	April 30, 2007		October 31, 2006

	Shares	Amount	Shares	Amount
Shares Sold	4,637	$59,000	8,151	$95,000
Shares issued in
reinvestment
of distributions	1,409	17,402	938	10,712
	6,046	76,402	9,089	105,712
Shares redeemed	-	-	-	-

Net increase	6,046	$76,402	9,089	$105,712

7. Recently Issued Accounting Pronouncement -- In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.”  FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 is effective for fiscal years beginning after December 15, 2006.  The Fund is currently evaluating the impact, if any of applying the various provisions of FIN 48.

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2007

(Unaudited)

Proxy Voting Guidelines:  The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule:  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Basis for Approval of Investment Advisory Contract:  The Board of Directors approved the renewal of the Management Agreement (the “Agreement”), which provides the Fund with investment advisory and administrative services.  In their meeting on May 7, 2007, the Board considered the following information that was provided by the Advisor.

The Management Agreement, for Investment Advisory Services and Administrative Services provided by Blankinship, and a performance summary as of 4/30/07.  At the meeting, Dr. Blankinship noted that Section 15 of the Investment Company Act of 1940, says, “It shall be the duty of the directors of a registered investment company to request and evaluate, and the duty of an investment adviser to such company to furnish, such information as may reasonably be necessary to evaluate the terms of any contract whereby a person undertakes regularly to serve or act as investment adviser of such company.”  Dr. Blankinship also noted that some factors a board should consider include:

The financial condition and the stability of the adviser;

The terms of the advisory agreement;

The adviser’s investment performance;

The Adviser’s personnel and method of analysis;

The compensation to the advisers;

Any possible conflicts of interest;

The overall fund expenses and expense ratios; and

A review of brokerage and portfolio transactions.

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2007

(Unaudited)

Dr. Blankinship provided the following additional information:

Morningstar’s web site indicates that the average expense ratio for small cap value funds is 1.55% and for mid cap value funds it is 1.37%.  These are category averages, but funds with small asset bases, such as the Fund, tend to have higher expense ratios because the expenses are spread over smaller asset bases.

The Adviser has waived all fees from inception through 12/31/05.  For the period 1/1/06 through 3/31/06, the Adviser charged 1.2% annualized ($2,074.91), and waived 0.3% annualized ($546.15).  All fees from 3/31/06 through 4/30/07 were also waived by the Adviser.  As a result, the Fund has received advisory and administrative services at very low cost.  Although fee waivers are at the Adviser’s discretion, the history to date has been beneficial to the Fund.  The Agreement provides for an annualized fee of 1.0% of assets for Advisory services and 0.5% for management services, resulting in an expected operating expense level of about 1.5% without waivers.  Even without fee waivers, the small asset base of the Fund is likely to result in a net loss to the Adviser for the foreseeable future, and below average expenses for the Fund (relative to similar funds).

Other expenses have also been minimized by the Adviser.  Brokerage expenses have been low as a result of a special introductory offer the Adviser found with Fidelity Investments, and the Fund’s low turnover rate.  Turnover was 0.00% for the period 1/14/04 (start of investment operations) through 10/31/04.  For the fiscal year ended 10/31/05, turnover was 7.80%.  For the Fiscal year ended 10/31/06, turnover was 4.97%.  Through 4/30/07, turnover has increased slightly.  Lower turnover tends to result in lower trading costs and taxes for the Fund’s shareholders.

Dr. Blankinship, the President of the Adviser, is the Fund’s largest shareholder and owns a majority of the Fund’s shares.

Regarding the financial condition and the stability of the Adviser, the Adviser has operated at a loss since the Fund began operations.  Dr. Blankinship has provided loans to the Adviser to allow its continued operation, and the Adviser’s financial condition and stability is therefore dependent on that of Dr. Blankinship.  Dr. Blankinship provided the Board with information regarding his financial resources and commitment to continuing the Adviser’s operations.  Dr. Blankinship stated it appears that conflicts of interest are minimal because he is the Fund’s largest shareholder, and has no other advisory clients.

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2007

(Unaudited)

Dr. Blankinship stated that he believed the information provided was accurate, complete, and sufficient to evaluate the terms of the Agreement and reach conclusions.  He offered to address any questions or concerns the other directors may have.

The Directors unanimously concluded that the information provided was sufficient to evaluate the terms of the Agreement and reach conclusions.  The Directors reviewed and discussed this information.

The Board concluded that the background and experience of the Adviser’s President, Dr. Blankinship, was a key factor.  His background, experience, and integrity were personally known by the Directors.  His rigorous academic training, CPA credential, and business experience were viewed as having a direct bearing on his ability to provide sound investment advice to the Fund.  His strong background in technology was considered an asset to the Fund in both evaluating technology-related investments, and in utilizing technology for the Fund’s administration and research.  Because his research, analysis, and investment philosophy led to the development of the Fund’s investment objective and strategies, he was believed to have the best insight into the execution of those strategies.  His personal investment in the Fund was also viewed as a positive indication of his commitment to the Fund and its shareholders.  No conflicts of interest were identified, and the financial condition of the Adviser was considered acceptable.

In summary, the Board determined that the Agreement, including the fee level, was beneficial and reasonable in light of all relevant circumstances.  This determination was based on the following factors as discussed above: (1) the encouraging performance history of the Fund; (2) the extremely low expenses of the Fund under the agreement to date; (3) comparison of the fees stated in the Agreement to those of similar funds; (4) Dr. Blankinship’s background, experience, resources, and commitment to the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Directors.  Rather, the Directors weighed and balanced all factors considered before voting to approve the Agreement.

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2007

(Unaudited)

Board of Directors:  The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA 22102.  The Fund did not pay any of its directors or officers during the period covered by this report.  As the 100% owner of the Adviser, Dr. Blankinship may benefit from fees under the Management Agreement.  As of April 30, 2007, Dr. Blankinship also beneficially owned 66% of the Fund; section 2(a)(9) of the Investment Company Act of 1940, indicates that any person beneficially owning more than 25% of the voting securities is presumed to control the company.

Name Address Date of Birth Term of service*	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.: 5/9/37 Director since 1/16/04	Director	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 Director since 1/28/05	Director	Retired professor of history at George Mason University
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 Director since 1/16/04	Director, President, Treasurer, Secretary

Portfolio manager for the Fund since inception.  As President of Blankinship Corporation, has consulted on the design and installation of financial systems from 1987 to present.  From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 9/7/49 Officer since 1/16/04	Vice-President, Assistant Treasurer, Assistant Secretary	Chief Information Officer, U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

 BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

Not required for this semi-annual report.

Item 3. Audit Committee Financial Expert

Not required for this semi-annual report.

Item 4. Principal Accountant Fees and Services

Not required for this semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not required for this semi-annual report.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a)(i)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Blankinship Funds, Inc.

By (Signature and Title)                     /s/ Rex Blankinship

                                                Rex Blankinship, President

Date     July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Rex Blankinship

                                                Rex Blankinship, President and Treasurer

Date     July 5, 2007